INCOME TAXES - Income tax reforms (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 29, 2018	Dec. 30, 2017
Provisional Effect of Tax Cuts and Jobs Act of 2017
Period of time to pay one-time transition tax (in years)	8 years
Discrete net tax benefit			$ 6.1
Net benefit for the corporate rate reduction			8.2
Net expense for write-down of deferred tax assets for stock based compensation			1.9
Net expense for the transition tax			$ 0.2
Additional measurement period adjustment		$ 0.3
Adjusted total impact		6.4
Net benefit for the corporate rate reduction		8.2
Net expense for write-down of deferred tax assets for stock based compensation		1.8
Net expense write-down of deferred tax assets for stock based compensation		(0.1)
Net expense for the transition tax		$ (0.2)
Effect of measurement-period adjustment		0.10%